Schedule of Components of Income Before Income Taxes (Details) - TALENTEC SDN. BHD. [Member] - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Income before income taxes	$ 209,911	$ 153,227
The Inland Revenue Board Of Malaysia [Member]
Income before income taxes	260,353	145,017
Inland Revenue, Singapore (IRAS) [Member]
Income before income taxes	$ (50,442)	$ 8,210